SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2023

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (B) (D) — 104.2%

CAYMAN ISLANDS — 43.6%
Apex Credit CLO, Ser 2018-2A, Cl E 11.338%, ICE LIBOR USD 3 Month + 6.530% 10/20/31 (A)(C)	$14,300,000	$10,917,335
Apex Credit CLO, Ser 2018-2A, Cl F 13.788%, ICE LIBOR USD 3 Month + 8.980% 10/20/31 (A)(C)	7,600,000	5,603,039
Apex Credit CLO, Ser 2021-1A, Cl E 12.050%, 07/18/34	2,000,000	1,647,852
Atlas Senior Loan Fund III, Ser 2017-1A, Cl DR 7.477%, ICE LIBOR USD 3 Month + 2.600% 11/17/27 (A)(C)	5,000,000	4,736,825
Battalion CLO VIII, Ser 2015-8A, Cl SUB 07/18/30 (C)(E)	23,307,000	8,633,845
Battalion CLO X, Ser 2016-10A, Cl SUB 01/25/35 (C)(E)	25,270,000	19,988,570
Battalion CLO X, Ser 2021-10A, Cl CR2 8.266%, ICE LIBOR USD 3 Month + 3.450% 01/25/35 (A)(C)	1,725,000	1,509,094
Battalion CLO XIV, Ser 2019-14A, Cl SUB 04/20/32 (E)	47,870,000	35,768,464
Battalion CLO XX, Ser 2021-20A 07/15/34 (E)	22,303,000	13,760,951
Battalion CLO XXIV, Ser 2022-24A, Cl SUB 01/14/34 (C)(E)	27,975,000	22,816,690
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB 04/20/31 (E)	48,697,143	17,044,000
Benefit Street Partners CLO II, Ser 2013-III, Cl SUB 07/15/29 (A)(E)	10,450,000	1,336,451
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (C)(E)	21,904,000	2,908,632
Benefit Street Partners CLO IV 07/20/26 (C)(E)	42,166,000	15,909,232
Benefit Street Partners CLO V 10/20/26 (C)(E)	19,200,000	—
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB 01/20/31 (C)(E)	36,680,000	12,491,374
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 04/20/34 (C)(E)	43,330,000	21,125,542
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB 10/15/34 (C)(E)	43,816,000	29,448,734
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB 04/25/34 (E)	39,000,000	27,671,865
Benefit Street Partners CLO XXV, Ser 2021-25A, Cl SUB 01/15/35 (C)(E)	24,594,750	19,306,879
Blue Ridge CLO II, Ser 2014-2A, Cl E 6.041%, ICE LIBOR USD 3 Month + 5.800% 07/18/26 (A)(C)	8,329,004	—
Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (C)(E)	20,000,000	11,580,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR 8.760%, ICE LIBOR USD 3 Month + 3.500% 10/15/29 (A)(C)	5,000,000	4,071,955
Cathedral Lake CLO, Ser 2017-1A, Cl DR 12.042%, ICE LIBOR USD 3 Month + 7.250% 10/15/29 (A)(C)	14,464,000	10,036,295
Cathedral Lake CLO, Ser 2021-1A, Cl A1R3 6.280%, ICE LIBOR USD 3 Month + 1.020% 10/15/29 (A)(C)	1,630,311	1,605,577
Cathedral Lake VII, Ser 2021-7RA, Cl E 12.560%, 01/15/32	4,000,000	3,451,552
Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (C)(E)	14,400,000	1,152,000
Elevation CLO, Ser 2017-2A, Cl ER 11.598%, TSFR3M + 6.612% 10/15/29 (A)(C)	7,500,000	6,431,857
Elevation CLO, Ser 2017-2A, Cl FR 13.888%, TSFR3M + 8.902% 10/15/29 (A)(C)	8,550,000	6,378,266
Elevation CLO, Ser 2018-10A 6.708%, 10/20/31	4,350,000	4,261,282

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2023

Description	Par Value	Fair Value

Elevation CLO, Ser 2018-10A, Cl SUB 10/20/31 (C)(E)	$40,850,000	$10,869,164
Great Lakes CLO, Ser 2014-1A, Cl ER 12.290%, 10/15/29	10,378,000	9,417,443
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D 11.720%, 01/22/31	15,700,000	13,553,496
Ivy Hill Middle Market Credit Fund VII, Cl ERR 13.230%, 10/20/33	19,500,000	16,572,757
Ivy Hill Middle Market Credit Fund XII 12.980%, 07/20/29	30,000,000	25,213,620
JFIN CLO, Ser 2017-1A, Cl E 11.166%, ICE LIBOR USD 3 Month + 6.350% 04/24/29 (A)(C)	10,500,000	9,254,196
Lake Shore CLO, Ser 2019-1A, Cl ER 13.760%, 04/15/33	14,550,000	12,637,010
LCM 31 CLO, Ser 2020-31A, Cl INC 01/20/32 (E)	5,187,000	3,566,669
LCM 32 CLO, Ser 2021-32A, Cl INC 07/20/34 (C)(E)	17,210,000	12,125,770
LCM 32 CLO, Ser 2021-33A, Cl SUB 07/20/34 (E)	1,043,735	426,432
LCM 33 CLO, Ser 2021-33A, Cl INC 07/20/34 (E)	21,240,000	15,181,863
Lockwood Grove CLO, Ser 2014-1A, Cl SUB 01/25/30 (C)(E)	25,988,000	8,835,920
Marathon CLO XI, Ser 2018-11A, Cl B 6.608%, 04/20/31	4,000,000	3,634,148
Mountain View CLO, Ser 2017-1A, Cl DR 9.348%, ICE LIBOR USD 3 Month + 4.150% 10/12/30 (A)(C)	5,000,000	4,242,125
Mountain View CLO, Ser 2017-1A, Cl ER 12.898%, ICE LIBOR USD 3 Month + 7.700% 10/12/30 (A)(C)	10,000,000	7,569,730
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR 13.740%, ICE LIBOR USD 3 Month + 8.480% 10/15/29 (A)(C)	5,100,000	3,914,683
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB 04/22/29 (C)(E)	5,900,000	1,564,090
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR 10/19/31 (C)(E)	92,000	53,314
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR 10/19/31 (C)(E)	331,457	192,079
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC 10/19/31 (C)(E)	18,000,000	9,261,000
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI 0.110%, 10/19/31 (A)(C)	800,000	563,600
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC 01/20/31 (C)(E)	4,050,000	2,636,619
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SBPF 10/20/32 (E)	108,125	37,844
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SUB 10/20/32 (E)	14,719,000	10,156,110
OCP CLO, Ser 2017-4A, Cl ER 12.666%, ICE LIBOR USD 3 Month + 7.850% 04/24/29 (A)(C)	8,250,000	6,615,601
OCP CLO, Ser 2017-6A, Cl ER 13.320%, ICE LIBOR USD 3 Month + 8.060% 10/17/30 (A)(C)	10,800,000	8,684,140
OCP CLO, Ser 2021-21A, Cl SUB 07/20/34 (E)	20,597,000	14,695,960
OSD CLO, Ser 2023-27A, Cl E 04/16/35 (C)(E)	2,000,000	1,900,000
Shackleton CLO, Ser 2018-6RA, Cl SU 07/17/28 (E)	19,200,000	192,000
Shackleton CLO, Ser 2019-XV, Cl SUB 01/15/30 (E)	10,000,000	6,800,000
Sycamore Tree CLO, Ser 2023-3A, Cl C 8.940%, TSFR3M + 3.950% 04/20/35 (A)(C)	2,000,000	2,010,000

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2023

Description	Par Value	Fair Value

TCW CLO, Ser 2018-1A, Cl E 10.870%, 04/25/31	$1,100,000	$861,694
TCW CLO, Ser 2020-1A 11.560%, 04/20/34	9,600,000	8,416,627
TCW CLO, Ser 2020-1A, Cl SUB 04/20/34 (E)	41,625,000	21,645,000
Valhalla CLO, Ser 2004-1A, Cl EIN 08/01/20 (C)(E)	6,500,000	650
Venture 47 CLO, Ser 2023-47A, Cl C 8.554%, TSFR3M + 3.750% 04/20/36 (A)(C)	2,000,000	2,000,000
Venture CDO, Ser 2016-25A, Cl SUB 04/20/29 (C)(E)	11,620,000	2,672,600
Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (C)(E)	10,526,000	1,263,120
Voya CLO, Ser 2015-3A, Cl SUB 10/20/31 (C)(E)	56,700,000	15,508,584
Voya CLO, Ser 2019-2A, Cl DR 11.908%, ICE LIBOR USD 3 Month + 7.110% 07/19/28 (A)(C)	1,000,000	832,681
Voya CLO, Ser 2020-2A 07/31/31 (E)	41,288,000	34,610,244
Voya CLO, Ser 2021-2A 10/20/34 (E)	25,350,000	18,200,514
Wind River CLO, Ser 2021-3A, Cl SUB 07/20/33 (E)	30,312,000	20,830,406
Wind River CLO, Ser 2023-1A, Cl C1 04/25/36 (C)(E)	2,500,000	2,489,057
Wind River CLO, Ser 2023-1A, Cl D 04/25/36 (C)(E)	4,500,000	4,464,922
Zais Clo 7, Ser 2017-2A, Cl C 7.710%, ICE LIBOR USD 3 Month + 2.450% 04/15/30 (A)(C)	3,000,000	2,847,681
Zais Clo 9, Ser 2018-2A, Cl C 7.158%, ICE LIBOR USD 3 Month + 2.350% 07/20/31 (A)(C)	3,000,000	2,841,333
Zohar III, Ser 2007-3A, Cl A2 0.740%, ICE LIBOR USD 3 Month + 0.550% 04/15/19 (A)(C)	90,000,000	—
Zohar III, Ser 2007-3A, Cl A3 0.940%, ICE LIBOR USD 3 Month + 0.750% 04/15/19 (A)(C)	56,000,000	—

		683,456,654

IRELAND — 0.0%
ICE Global Credit CLO, Ser 2013-1A, Cl INC 04/20/24 (C)(E)	12,500,000	1,250

JERSEY — 2.2%
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl SUB 07/20/35 (C)(E)	18,400,000	13,616,000
Benefit Street Partners CLO XXX, Ser 2023-30A, Cl E 13.105%, TSFR3M + 8.400% 04/25/36 (A)(C)	6,500,000	6,194,461
Saranac CLO I, Ser 2017-1A, Cl ER 12.522%, ICE LIBOR USD 3 Month + 7.700% 07/26/29 (A)(C)	18,000,000	9,995,346
Saranac CLO VII, Ser 2017-2A, Cl ER 11.635%, ICE LIBOR USD 3 Month + 6.720% 11/20/29 (A)(C)	7,750,000	3,843,682

		33,649,489

UNITED STATES — 58.4%
1988 CLO I, Ser 2022-1A, Cl D 5.910%, 10/15/37	2,000,000	1,908,702
Ares XXXIV CLO, Ser 2020-2A, Cl FR 13.392%, ICE LIBOR USD 3 Month + 8.600% 04/17/33 (A)(C)	11,250,000	9,057,319
Atlas Senior Loan Fund VII, Ser 2018-7A, Cl CR 7.458%, ICE LIBOR USD 3 Month + 2.500% 11/27/31 (A)(C)	4,000,000	3,818,172
B&M CLO, Ser 2014-1A, Cl E 10.542%, ICE LIBOR USD 3 Month + 5.750% 04/16/26 (A)(C)	554,922	89,504
Battalion CLO VII, Ser 2014-7A, Cl SUB 07/17/28 (C)(E)	12,746,000	196,658

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2023

Description	Par Value	Fair Value

Battalion CLO XI, Ser 2017-11A, Cl SUB 04/24/34 (C)(E)	$38,324,300	$21,844,851
Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (C)(E)	46,533,517	21,847,486
Battalion CLO XVI, Ser 2019-16A, Cl SUB 12/19/32 (C)(E)	17,100,000	9,372,510
Battalion CLO XXIV, Ser 2022-24A, Cl E 13.220%, TSFR3M + 8.230% 01/14/34 (A)(C)	10,475,000	9,628,913
Battery Park CLO II, Ser 2022-1A, Cl C 8.630%, TSFR3M + 4.450% 10/20/35 (A)(C)	500,000	501,103
Battery Park CLO II, Ser 2022-1A, Cl D 9.860%, TSFR3M + 5.680% 10/20/35 (A)(C)	500,000	477,746
Benefit Street Partners CLO (E)	36,500,000	29,930,000
Benefit Street Partners CLO, Ser 2015-VIB, Cl E 12.170%, 07/20/34	5,000,000	4,477,020
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/29 (C)(E)	23,450,000	2,999,021
Benefit Street Partners CLO II, Ser 2017-IIA, Cl DR 11.810%, ICE LIBOR USD 3 Month + 6.550% 07/15/29 (A)(C)	14,600,000	12,682,275
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR 11.408%, ICE LIBOR USD 3 Month + 6.600% 07/20/29 (A)(C)	3,000,000	2,701,068
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl DRR 12.008%, ICE LIBOR USD 3 Month + 7.200% 01/20/32 (A)(C)	2,600,000	2,354,994
Benefit Street Partners CLO IX 07/20/25 (C)(E)	22,625,000	8,823,750
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (C)(E)	68,733,000	26,985,263
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB 07/18/27 (C)(E)	36,750,000	132,300
Benefit Street Partners CLO X, Ser 2016-10A, Cl DRR 11.560%, 04/20/34	3,250,000	2,877,592
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (C)(E)	40,364,000	11,100,100
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 04/20/31 (C)(E)	37,334,000	17,341,643
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB 07/15/34 (C)(E)	32,470,000	26,606,373
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl F 15.079%, TSFR3M + 10.440% 07/20/35 (A)(C)	475,000	448,586
Bighorn X Warehouse Note (E)	3,000,000	3,360,000
Brigade Debt Funding I, Ser 2018-1A, Cl SUB 04/25/36 (E)	55,000,000	32,945,000
Cathedral Lake CLO, Ser 2014-1A, Cl SUB 10/15/29 (C)(E)	18,200,000	1,092,000
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (C)(E)	42,982,000	12,464,780
Cathedral Lake V, Ser 2018-5A, Cl E 10.910%, ICE LIBOR USD 3 Month + 6.100% 10/21/30 (A)(C)	9,000,000	6,858,639
Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (C)(E)	30,838,000	8,326,260
Elevation CLO, Ser 2018-10A, Cl E 11.098%, ICE LIBOR USD 3 Month + 6.290% 10/20/31 (A)(C)	14,000,000	11,320,316
Elevation CLO, Ser 2018-8A, Cl F 12.678%, ICE LIBOR USD 3 Month + 7.860% 10/25/30 (A)(C)	6,650,000	4,885,802
Elevation CLO, Ser 2021-12A, Cl E 12.078%, ICE LIBOR USD 3 Month + 7.270% 04/20/32 (A)(C)	2,000,000	1,685,964
First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (C)(E)	32,718,000	7,935,751
Fortress Credit BSL XV CLO, Ser 2022-2A, Cl C1 8.804%, 10/18/33	900,000	895,781

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2023

Description	Par Value	Fair Value

Fortress Credit BSL XV CLO, Ser 2022-2A, Cl D 10.474%, 10/18/33	$900,000	$866,911
Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (C)(E)	24,580,042	10,815,218
Great Lakes CLO, Ser 2018-1A, Cl ER 12.152%, ICE LIBOR USD 3 Month + 7.360% 01/16/30 (A)(C)	17,689,000	15,785,575
Great Lakes CLO, Ser 2018-1A, Cl FR 14.792%, ICE LIBOR USD 3 Month + 10.000% 01/16/30 (A)(C)	6,517,000	5,331,304
Ivy Hill IV Warehouse Note (E)(F)	85,000,000	73,950,000
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/20/33 (C)(E)	19,066,500	11,916,563
Ivy Hill Middle Market Credit Fund IX, Ser 2022-9A, Cl ERR 12.874%, TSFR3M + 8.220% 04/23/34 (A)(C)	5,000,000	4,271,170
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 07/20/33 (C)(E)	11,695,868	8,290,522
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D 11.865%, ICE LIBOR USD 3 Month + 7.070% 04/18/30 (A)(C)	15,555,000	13,391,004
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB 04/18/30 (C)(E)	1,667,000	1,032,707
Ivy Hill Middle Market Credit Fund XVIII 12.570%, 04/22/33	5,000,000	4,239,210
Lockwood Grove CLO, Ser 2018-1A, Cl ERR 10.668%, ICE LIBOR USD 3 Month + 5.850% 01/25/30 (A)(C)	17,100,000	14,026,326
Longfellow Place CLO, Ser 2017-1A, Cl ERR 12.960%, ICE LIBOR USD 3 Month + 7.700% 04/15/29 (A)(C)	4,000,000	3,442,260
Longfellow Place CLO, Ser 2017-1A, Cl FRR 13.760%, ICE LIBOR USD 3 Month + 8.500% 04/15/29 (A)(C)	7,434,474	1,740,864
MCF CLO VIII, Ser 2018-1A, Cl SUB 07/18/30 (C)(E)	27,710,000	24,339,189
Monroe Capital MML CLO, Ser 2018-1A, Cl ER 12.065%, ICE LIBOR USD 3 Month + 7.250% 07/22/28 (A)(C)	7,500,000	7,182,667
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (C)(E)	19,868,600	5,652,617
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/30 (C)(E)	26,625,000	9,318,750
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC 04/19/30 (C)(E)	15,000,000	6,067,500
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC 10/18/29 (C)(E)	16,000,000	6,240,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC 10/18/30 (C)(E)	13,600,000	6,997,200
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC 01/15/30 (C)(E)	12,000,000	5,520,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN 0.072%, 01/15/30 (A)(C)	295,867	88,760
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC 01/19/32 (C)(E)	18,300,000	10,698,180
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC 0.051%, 01/19/32 (A)(C)	1,325,406	887,359
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC 04/20/33 (C)(E)	8,625,000	5,778,750
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN 0.114%, 04/20/33 (A)(C)	111,146	74,468
Neuberger Berman Loan Advisers CLO 36, Ser 2021-36A, Cl F 13.308%, ICE LIBOR USD 3 Month + 8.500% 04/20/33 (A)(C)	5,000,000	4,274,590
Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB 01/20/32 (E)	15,147,625	9,023,356
Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB 04/15/34 (E)	8,865,375	6,131,419
Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB 07/17/35 (E)	13,119,000	9,238,780

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2023

Description	Par Value	Fair Value

NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (C)(E)	$50,029,000	$18,443,241
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 8.388%, ICE LIBOR USD 3 Month + 3.580% 04/20/30 (A)(C)	5,300,000	4,680,971
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 12.188%, ICE LIBOR USD 3 Month + 7.380% 04/20/30 (A)(C)	12,600,000	10,236,001
Ocean Trails CLO 8, Ser 2021-8A, Cl ER 12.242%, ICE LIBOR USD 3 Month + 7.450% 07/15/34 (A)(C)	3,500,000	2,940,717
Ocean Trails CLO IX, Ser 2021-9A, Cl ER 12.710%, ICE LIBOR USD 3 Month + 7.450% 10/15/34 (A)(C)	10,000,000	8,460,790
OCP CLO, Ser 2017-13A, Cl SUB 07/15/30 (C)(E)	11,500,000	5,920,580
OCP CLO, Ser 2017-14A, Cl SUB 11/20/30 (C)(E)	16,333,000	6,562,599
OCP CLO, Ser 2019-16A, Cl SUB 04/10/32 (C)(E)	9,000,000	5,247,090
OCP CLO, Ser 2019-17A, Cl SUB 07/20/32 (C)(E)	15,000,000	10,398,285
OCP CLO, Ser 2020-19A, Cl SUB 10/20/34 (C)(E)	9,300,000	8,027,714
Rad CLO 15, Ser 2021-15A, Cl SUB 01/20/34 (C)(E)	14,200,000	9,372,000
Rad CLO 18, Ser 2023-18A, Cl E 13.195%, TSFR3M + 8.480% 04/15/36 (A)(C)	4,000,000	3,786,684
Rad CLO 18, Ser 2023-18A, Cl SUB 04/15/36 (C)(E)	17,468,500	13,974,800
Shackleton CLO, Ser 2019-14A, Cl SUB 07/20/34 (C)(E)	15,750,000	9,261,000
Shackleton CLO, Ser 2021-16A, Cl E 11.768%, ICE LIBOR USD 3 Month + 6.960% 10/20/34 (A)(C)	13,230,000	11,323,239
Shackleton CLO, Ser 2021-16A, Cl SUB 10/20/34 (C)(E)	25,230,000	15,138,000
TCW CLO, Ser 2017-1A, Cl SUB 10/29/34 (C)(E)	36,999,000	19,979,460
TCW CLO, Ser 2018-1A, Cl SUB 04/25/31 (C)(E)	29,703,000	15,194,570
TCW CLO, Ser 2019-2A, Cl SUB 10/20/32 (C)(E)	28,463,000	17,789,375
TCW CLO, Ser 2021-1A, Cl ERR 11.582%, ICE LIBOR USD 3 Month + 6.780% 10/29/34 (A)(C)	7,000,000	5,986,477
TCW CLO, Ser 2021-2A, Cl INC 07/25/34 (C)(E)	9,250,000	5,550,000
TCW CLO, Ser 2022-1A, Cl E 11.544%, TSFR3M + 6.890% 04/22/33 (A)(C)	8,000,000	7,132,336
TCW CLO, Ser 2022-2A, Cl ER 11.289%, TSFR3M + 6.650% 10/20/32 (A)(C)	8,250,000	7,455,236
Telos CLO, Ser 2018-5A, Cl ER 11.820%, ICE LIBOR USD 3 Month + 6.560% 04/17/28 (A)(C)	24,862,147	14,732,438
TStat CLO, Ser 2022-2, Cl D1 10.800%, 01/20/31	600,000	598,894
Venture 28 CLO, Ser 2017-28AA, Cl SUB 10/20/34 (C)(E)	38,760,000	16,279,200
Venture 35 CLO, Ser 2018-35A, Cl SUB 10/22/31 (C)(E)	26,039,000	9,634,430
Venture 45 CLO, Ser 2022-45A, Cl E 12.339%, TSFR3M + 7.700% 07/20/35 (A)(C)	2,000,000	1,520,716
Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (C)(E)	21,122,000	6,336,600
Voya CLO, Ser 2018-3A, Cl ER 13.308%, ICE LIBOR USD 3 Month + 8.500% 10/20/31 (A)(C)	18,400,000	12,630,514
Voya CLO, Ser 2019-1A, Cl SUB 04/15/31 (C)(E)	4,300,000	2,365,000

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

March 31, 2023

Description	Par Value/Shares	Fair Value

Voya CLO, Ser 2021-3A, Cl SUB 01/20/35 (C)(E)	$31,600,000	$22,513,104

		916,058,522

Total Asset-Backed Securities (Cost $1,366,463,481)		1,633,165,915

CASH EQUIVALENT (G) (H) — 0.6%

UNITED STATES — 0.6%
SEI Daily Income Trust Government Fund, Cl Institutional, 4.570%	8,853,101	8,853,101

Total Cash Equivalent (Cost $8,853,101)		8,853,101

Total Investments — 104.7% (Cost $1,375,316,582)		$1,642,019,016

Percentages based on Limited Partners’ Capital of $1,568,071,800.

Transactions with affiliated funds during the period ended March 31, 2023 are as follows:

	Value of Shares Held as of 12/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 3/31/2023	Dividend Income
SEI Daily Income Trust Government Fund, CI F	$15,536,407	$116,413,963	($123,097,269)	$—	$8,853,101	$309,614

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2023 was $1,633,165,915 and represented104.2% of Partners’ Capital.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2023, the market value of Rule 144A positions amounted to $1,110,998,697 or 70.9% of Limited Partners’ Capital.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Represents equity/residual investments for which estimated effective yields are applied.
(F)

Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2023 was $73,950,000 and represents 4.7% of Limited Partners’ Capital.

(G)	Rate shown is the 7-day effective yield as of March 31, 2023.
(H)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.